Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instrument risk
Financial liabilities	€ 4,736	€ 875
Sensitivity analysis
Treasury stock equivalent	1.33%	1.31%
Fixed-interest
Financial instrument risk
Financial liabilities	€ (5,835,492)	€ (4,878,087)
Variable-interest
Financial instrument risk
Financial liabilities	€ (3,486,460)	€ (3,296,025)
Percentage of outstanding debt	37.00%	42.00%
Interest rate risk
Financial instrument risk
Financial liabilities	€ (9,321,952)	€ (8,174,112)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%
Increase in interest expense if rate had been higher	€ 34,688	€ 35,449
Interest rate risk | Fixed-interest
Financial instrument risk
Percentage of outstanding debt	63.00%	58.00%